EARNINGS PER SHARE	12 Months Ended
Jun. 30, 2025
Earnings per share [abstract]
EARNINGS PER SHARE	EARNINGS PER SHARE

Amounts in R million	Note	2025	2024	2023

The calculations of basic and diluted earnings per ordinary share are based on the following:
Profit for the year		2,242.7	1,328.7	1,281.4

Reconciliation of weighted average number of ordinary shares to diluted weighted average number of ordinary shares	Note	2025	2024	2023

Weighted average number of ordinary shares in issue adjusted for treasury shares		862,142,826	861,240,788	859,538,847
Effect of equity-settled share-based payment		4,210,349	4,306,645	5,423,357

Dilutive weighted average issued shares		866,353,175	865,547,433	864,962,204

SA cents per share		2025	2024	2023

Basic EPS		260.1	154.3	149.1
Diluted EPS		258.9	153.5	148.2